INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31, 2024
	Weighted Average	Gross
	Amortization Period	Carrying	Accumulated	Impairment	Net Book
	(in years)	Amount	Amortization	(Note 2.14)	Value
License	1.2	29,374	(22,305)	—	7,069
Domain Name	—	244	(244)	—	—
Total		29,618	(22,549)	—	7,069

	As of December 31, 2025
	Weighted Average
	Amortization Period	Gross Carrying	Accumulated	Impairment	Net Book
	(in years)	Amount	Amortization	(Note 2.14)	Value
License	0.5	30,029	(26,646)	—	3,383
Domain Name	—	244	(244)	—	—
Total		30,273	(26,890)	—	3,383

Schedule of estimated amortization expense

Amortization Expense
2026	2,357
2027	586
2028	239
2029	131
2030	70
Total	3,383